Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities
Net income	$ 5,041	$ 7,375
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,024	427
Write-down of obsolete inventory	123	231
Liability for employees' severance benefits, net	16	35
Discount of marketable securities	298	422
Share-based compensation expense	734	467
Deferred taxes	(359)	(225)
Changes in assets and liabilities:
Accounts receivable - trade	3,255	310
Accounts receivable - other	(1,623)	731
Inventories	(5,951)	308
Trade accounts payable	1,893	(3,408)
Other accounts payable and accrued expenses	1,506	$ 212
Contingent consideration	404
Net cash provided by operating activities	6,361	$ 6,885
Cash flows from investing activities
Proceeds from short term bank deposits, net	4,000	$ 3,000
Proceeds from sale of PPE	49
Purchases of PPE	(1,791)	$ (1,027)
Proceeds from maturity of marketable securities	10,200	10,000
Purchases of marketable securities	(12,935)	(9,990)
Net cash provided by (used in) investing activities	(477)	1,983
Cash flows from financing activities
Exercise of options	856	800
Dividend	(7,274)	(7,183)
Net cash used in financing activities	(6,418)	(6,383)
Effect of exchange rate changes on cash balances held	104	43
Increase (decrease) in cash and cash equivalents	(430)	2,528
Cash and cash equivalents at beginning of period	17,890	12,997
Cash and cash equivalents at end of period	17,460	15,525
Supplementary cash flow information Non-cash transactions:
Investments in PPE	223	$ 146
Transfers from inventories to PPE	276
Cash paid during the period for:
Income taxes	$ 990	$ 845